Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of geographical areas [line items]
Revenue	$ 873,950	$ 619,936	$ 457,058
Non-current operating assets	427,880	470,492
Americas
Disclosure of geographical areas [line items]
Revenue	435,471	312,514	232,793
EMEA
Disclosure of geographical areas [line items]
Revenue	346,362	242,496	178,087
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	92,117	64,926	46,178
United States
Disclosure of geographical areas [line items]
Revenue	381,000	276,000	206,000
Non-current operating assets	411,188	449,504
Australia
Disclosure of geographical areas [line items]
Non-current operating assets	16,692	20,988
United Kingdom
Disclosure of geographical areas [line items]
Revenue	$ 63,000	$ 46,000	$ 34,000